LONG-TERM INVESTMENTS (Summary Of Financial Information Of The Equity Method Investments) (Details) - Equity method investments [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity method investments [Line Items]
Total current assets	$ 7,176,015	$ 2,606,921
Total assets	7,250,680	2,753,244
Total current liabilities	5,200,536	1,144,880
Total liabilities	5,340,139	1,220,771
Noncontrolling interests	443,885
Net revenues	406,686	199,069	$ 117,896
Gross profits	351,782	167,512	104,908
Income (loss) from continuing operations	(25,455)	(58,658)	36,157
Net income (loss)	$ (25,455)	$ (58,658)	$ 36,157